Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Components of Accounts and Other Receivables

Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2014	2013

Trade receivables	$135.5	$134.1
Other receivables and advances	4.7	17.0
Allowance for doubtful accounts	(1.0)	(2.1)

Total accounts and other receivables	$139.2	$149.0

Allowance for Doubtful Accounts

The following are changes in the allowance for doubtful accounts:

	31 March
(Millions of US dollars)	2014	2013

Balance at beginning of period	$2.1	$2.3
Charged to expense	0.2	1.0
Write-offs, net of recoveries	(1.3)	(1.2)

Balance at end of period	$1.0	$2.1